Fair Value of Financial Instruments Not Accounted For at Fair Value	12 Months Ended
Dec. 31, 2015
Fair Value of Financial Instruments Not Accounted For at Fair Value

3. Fair Value of Financial Instruments Not Accounted For at Fair Value

The principal financial assets of the Company at December 31, 2015 and 2014 consist of cash and cash equivalents, short-term investments and accounts receivable. The principal financial liabilities of the Company consist of accounts payable, accrued expenses and other liabilities, secured term loan facilities, a revolving credit facility and the 9% senior unsecured bond issue.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other liabilities are reasonable estimates of their fair value due to the short-term nature or liquidity of these financial instruments.

The 9% unsecured bond issue is classified as a level two investment and the secured term loan facilities and revolving credit facility are classified as a level three facility in the fair value hierarchy.

The following table includes the estimated fair value and carrying value of those assets and liabilities.

	December 31, 2014			December 31, 2015
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cash and cash equivalents	Level 1	62,526	62,526	87,779	87,779
Senior unsecured bond (note 9)	Level 2	(125,000)	(132,500)	(125,000)	(128,100)
Secured term loan facilities and revolving credit facility (Note 8)	Level 3	(417,859)	(381,783)	(505,294)	(453,689)